Employee benefits - Plan assets composition (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Employee benefits
Equity instruments	$ 9,385	$ 11,336
Debt instruments	14,998	15,815
Cash and deposits	2,013	1,099
Other	4,693	2,405
Fair value of the plan assets	$ 31,089	$ 30,655